FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/06





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 88.22%

Capital Goods ? 15.38%
   Caterpillar                             1160       $  76,328
   Dow Chemical                            4001         155,959
   Eastman Chemical                        2649         143,099
   Louisiana-Pacific				 3000		   56,310
   Paccar                                  2452         139,813
   PPG Industries                          1539         103,236
                                                        -------
                                                        674,745
Consumer Discretionary ? 9.55%
   Masco                                   4808         131,835
   Polaris                                 2855         117,483
   SuperValu					 2700		   80,055
   Whirlpool                               1065          89,577
                                                        -------
                                                        418,950
Consumer Staples ? 19.11%
   Deluxe Corp                             6724         114,980
   Altria                                  1735         132,814
   Gannett                                 2050	        116,502
   H&R Block                               2298          49,959
   UST Inc                                 4120         225,900
   Universal Corp                          5426         198,212
                                                        -------
                                                        838,367
Energy ? 6.67%
   Conoco Phillips                         1373          81,735
   Chevron                                  981          63,628
   PetroChina                              1366         147,050
                                                       --------
                                                        292,413
Financial ? 10.38%
   Bank of America                         2090         111,961
   J.P.Morgan                              1920		   90,163
   First Horizon                           1672          63,553
   Washington Mutual                       1703          74,029
   XL Capital					 1685         115,760
                                                        -------
                                              		  455,466



- Continued -


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2006


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------


Healthcare/Pharmaceutical ? 6.79%
   Pfizer                                  5196         147,359
   Merck                                   3592         150,505
                                                        -------
                                                        297,864
Technology/Telecom ? 11.34%
   Telecom Corp of New Zealand             7825      $  175,515
   Telefonos De Mexico				 4400		  112,552
   Verizon                                 5641         209,450
                                                        -------
                                                        497,517
Utilities ? 8.99%
   DTE Energy                              2499      $  103,733
   Texas Utilities                         4646		  290,468
                                                        -------
                                                        394,201

  -------

Total Common Stocks  (cost $3,593,645)			3,869,523


SHORT-TERM INVESTMENTS ? 11.78%
   Cash Less Debits                  $516,646           516,646
                                                       --------

   Total short-term investments   (cost $516,646)       516,646
                                                       --------

Total investment securities-100.00%(cost$4,110,291)   4,386,168

                                                       --------

Net assets - 100.00%                                $ 4,386,168
                                                   ============







THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2006 were $1,237,178 and $152,085 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $275,878, of which $483,919 related to unrealized appreciation of securities and ($208,041) related to unrealized depreciation of securities. The cost of investments at September 30, 2006 for Federal Income tax purposes was $3,593,645, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/6/2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/6/2006